Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000205452 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205452 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205452 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205452 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000205452 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205452 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000205452 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000205451 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205451 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205451 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205451 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000205451 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205451 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000205451 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)